Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Domestic	$ 7,266	$ 5,186	$ 5,928
Foreign	1,636	1,359	1,511
Total	8,902	6,545	7,439
Deferred taxes:
Domestic	(1,001)	81	(1,160)
Foreign	(1,027)	445	52
Total	(2,028)	526	(1,108)
Taxes on income	$ 6,874	$ 7,071	$ 6,331